Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
ASSETS
Cash and cash equivalents	$ 322,445	$ 368,352
Restricted cash and bank time deposits	12,863	47,006
Auction rate securities	272	72,441
Accounts receivable, net of allowance of $2,929 and $5,395, respectively	154,764	151,657
Inventories, net	14,414	16,987
Deferred cost of revenue	11,951	6,269
Deferred income taxes	13,447	14,760
Prepaid expenses and other current assets	47,218	34,081
Current assets of discontinued operations	489,428	587,443
Total current assets	1,066,802	1,298,996
Property and equipment, net	29,853	24,996
Goodwill	894,155	803,971
Intangible assets, net	184,230	157,071
Deferred cost of revenue	13,285	21,715
Deferred income taxes	9,467	6,700
Other assets	44,399	35,720
Noncurrent assets of discontinued operations	414,822	474,706
Total assets	2,657,013	2,823,875
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	188,744	170,856
Convertible debt obligations	2,195	2,195
Deferred revenue	156,772	142,465
Deferred income taxes	1,056	379
Bank loans	6,228	0
Litigation settlements	0	146,150
Income taxes payable	6,284	6,159
Other current liabilities	41,911	50,278
Current liabilities of discontinued operations	574,579	676,037
Total current liabilities	977,769	1,194,519
Bank loans	591,151	583,234
Deferred revenue	25,987	40,424
Deferred income taxes	36,741	18,471
Other long-term liabilities	60,166	32,502
Noncurrent liabilities of discontinued operations	412,447	468,838
Total liabilities	2,104,261	2,337,988
Equity:
Common stock, $0.10 par value - authorized, 600,000,000 shares; issued 219,708,779 and 204,937,882 shares, respectively; outstanding, 218,636,842 and 204,533,916 shares, respectively	21,971	20,494
Treasury stock, at cost, 1,017,937 and 403,966 shares, respectively	(8,011)	(3,484)
Additional paid-in capital	2,198,870	2,089,501
Accumulated deficit	(1,762,517)	(1,703,791)
Accumulated other comprehensive (loss) income	(8,805)	10,288
Total Comverse Technology, Inc. shareholders' equity	441,508	413,008
Noncontrolling interest	111,244	72,879
Total equity	552,752	485,887
Total liabilities and equity	$ 2,657,013	$ 2,823,875